Services [Member] Average Annual Total Returns - Services	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.41%	7.91%	8.75%
Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.52%	5.39%	5.91%
Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.16%	5.81%	6.36%